Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

( In thousands)	2012	2011

Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 3.89% and 3.85%, respectively	$16,495	$16,495